Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 13,322,000.00
Final Prospectus	true